PORTFOLIO OF INVESTMENTS – as of March 31, 2022 (Unaudited)

Vaughan Nelson Small Cap Value Fund

Shares	Description	Value (†)

Common Stocks – 93.2% of Net Assets
	Banks – 6.7%
75,175	Cadence Bank	$2,199,621
117,930	Old National Bancorp	1,931,693
46,115	PacWest Bancorp	1,988,940
17,440	SouthState Corp.	1,422,930
38,175	United Bankshares, Inc.	1,331,544
41,045	United Community Banks, Inc.	1,428,366

		10,303,094

	Capital Markets – 2.1%
25,965	Artisan Partners Asset Management, Inc., Class A	1,021,723
6,160	LPL Financial Holdings, Inc.	1,125,309
23,715	Moelis & Co., Class A	1,113,419

		3,260,451

	Chemicals – 7.3%
109,265	Chemours Co. (The)	3,439,662
228,155	Element Solutions, Inc.	4,996,594
21,010	FMC Corp.	2,764,286

		11,200,542

	Commercial Services & Supplies – 1.8%
48,010	Ritchie Bros. Auctioneers, Inc.	2,834,030

	Electronic Equipment, Instruments & Components – 7.8%
20,780	Advanced Energy Industries, Inc.	1,788,742
13,950	Fabrinet(a)	1,466,564
43,725	II-VI, Inc.(a)	3,169,625
51,555	Insight Enterprises, Inc.(a)	5,532,883

		11,957,814

	Energy Equipment & Services – 0.8%
156,280	TechnipFMC PLC(a)	1,211,170

	Food & Staples Retailing – 0.8%
24,420	Performance Food Group Co.(a)	1,243,222

	Food Products – 0.5%
34,645	Nomad Foods Ltd.(a)	782,284

	Gas Utilities – 3.4%
35,180	Southwest Gas Holdings, Inc.	2,754,242
35,755	Spire, Inc.	2,565,779

		5,320,021

	Health Care Equipment & Supplies – 1.4%
27,590	Hologic, Inc.(a)	2,119,464

	Health Care Providers & Services – 2.4%
11,275	Molina Healthcare, Inc.(a)	3,761,227

Shares	Description	Value (†)

Common Stocks – continued
	Hotels, Restaurants & Leisure – 4.4%
72,230	Bally’s Corp.(a)	$2,220,350
84,590	Everi Holdings, Inc.(a)	1,776,390
110,524	International Game Technology PLC	2,727,733

		6,724,473

	Household Durables – 1.2%
21,500	Installed Building Products, Inc.	1,816,535

	Insurance – 4.3%
17,660	Brown & Brown, Inc.	1,276,288
34,205	First American Financial Corp.	2,217,168
30,345	Selective Insurance Group, Inc.	2,711,630
89,545	Trean Insurance Group, Inc.(a)	419,966

		6,625,052

	IT Services – 4.9%
35,745	ExlService Holdings, Inc.(a)	5,121,186
28,755	WNS Holdings Ltd., ADR(a)	2,458,265

		7,579,451

	Life Sciences Tools & Services – 4.2%
39,535	Avantor, Inc.(a)	1,337,073
36,970	Maravai LifeSciences Holdings, Inc., Class A(a)	1,303,932
46,845	Syneos Health, Inc.(a)	3,792,103

		6,433,108

	Machinery – 4.8%
14,555	Alamo Group, Inc.	2,092,863
72,840	Federal Signal Corp.	2,458,350
31,320	SPX Corp.(a)	1,547,521
9,245	Watts Water Technologies, Inc., Series A	1,290,510

		7,389,244

	Marine – 1.2%
26,020	Kirby Corp.(a)	1,878,384

	Media – 3.3%
79,840	Sinclair Broadcast Group, Inc., Class A	2,237,117
126,825	TEGNA, Inc.	2,840,880

		5,077,997

	Oil, Gas & Consumable Fuels – 6.6%
72,540	Antero Resources Corp.(a)	2,214,646
106,860	Comstock Resources, Inc.(a)	1,394,523
55,500	Ovintiv, Inc.	3,000,885
26,475	PDC Energy, Inc.	1,924,203
229,950	Southwestern Energy Co.(a)	1,648,742

		10,182,999

	Personal Products – 1.5%
251,555	Coty, Inc., Class A(a)	2,261,479

Shares	Description	Value (†)

Common Stocks – continued
	Professional Services – 6.4%
32,890	ASGN, Inc.(a)	$3,838,592
9,370	CACI International, Inc., Class A(a)	2,822,806
19,955	FTI Consulting, Inc.(a)	3,137,325

		9,798,723

	Road & Rail – 2.3%
14,815	Landstar System, Inc.	2,234,546
5,400	Saia, Inc.(a)	1,316,628

		3,551,174

	Semiconductors & Semiconductor Equipment – 4.4%
36,500	Ichor Holdings Ltd.(a)	1,300,130
19,135	MKS Instruments, Inc.	2,870,250
41,110	Rambus, Inc.(a)	1,310,998
31,735	Ultra Clean Holdings, Inc.(a)	1,345,247

		6,826,625

	Textiles, Apparel & Luxury Goods – 0.9%
27,535	Capri Holdings Ltd.(a)	1,415,024

	Trading Companies & Distributors – 7.8%
37,210	Beacon Roofing Supply, Inc.(a)	2,205,809
78,390	Core & Main, Inc., Class A(a)	1,896,254
30,345	GATX Corp.	3,742,449
29,450	Rush Enterprises, Inc., Class A	1,499,299
31,155	Univar Solutions, Inc.(a)	1,001,322
5,330	Watsco, Inc.	1,623,731

		11,968,864

	Total Common Stocks (Identified Cost $124,996,035)	143,522,451

Principal Amount

Short-Term Investments – 7.0%
$ 10,713,636	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/2022 at 0.000% to be repurchased at $10,713,636 on 4/01/2022 collateralized by $10,967,400 U.S. Treasury Note, 2.375% due 3/31/2029 valued at $10,927,983 including accrued interest(b) (Identified Cost $10,713,636)	10,713,636

	Total Investments – 100.2% (Identified Cost $135,709,671)	154,236,087
	Other assets less liabilities – (0.2)%	(318,523)

	Net Assets – 100.0%	$153,917,564

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser or sub-adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser or sub-adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of March 31, 2022, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

ADR

An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. The values of ADRs may be significantly influenced by trading on exchanges not located in the United States.

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2022, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$143,522,451	$—	$—	$143,522,451
Short-Term Investments	—	10,713,636	—	10,713,636

Total	$143,522,451	$10,713,636	$—	$154,236,087

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at March 31, 2022 (Unaudited)

Trading Companies & Distributors	7.8%
Electronic Equipment, Instruments & Components	7.8
Chemicals	7.3
Banks	6.7
Oil, Gas & Consumable Fuels	6.6
Professional Services	6.4
IT Services	4.9
Machinery	4.8
Semiconductors & Semiconductor Equipment	4.4
Hotels, Restaurants & Leisure	4.4
Insurance	4.3
Life Sciences Tools & Services	4.2
Gas Utilities	3.4
Media	3.3
Health Care Providers & Services	2.4
Road & Rail	2.3
Capital Markets	2.1
Other Investments, less than 2% each	10.1
Short-Term Investments	7.0

Total Investments	100.2
Other assets less liabilities	(0.2)

Net Assets	100.0%